Earnings per Share	6 Months Ended
Jun. 30, 2019
Earnings per Share
Earnings per Share

14    Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2019	June 30, 2018
	(in thousands)
Numerator:
Net income	$30,138	$5,838

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	14,939	7,843
Effect of dilutive securities:
Share based compensation	375	—
Diluted weighted average common shares outstanding	15,314	7,843

	Six months ended
	June 30, 2019	June 30, 2018
	(in thousands)
Numerator:
Net income	$63,581	$20,830

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	14,939	7,843
Effect of dilutive securities:
Share based compensation	337	—
Diluted weighted average common shares outstanding	15,276	7,843

The issued and outstanding 15,000,000 warrants to purchase shares of the Company’s common stock (on a pre-split basis), which expired in January 2019, were excluded from the diluted earnings/(loss) per share for the three and six months ended June 30, 2019 and 2018, as applicable before the expiry because they were antidilutive.